Revenue (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Related Party [Member]
Schedule of Accounts Receivable, Net [Line Items]
Related party	$ 219
Other
Total	$ 219
Other Related Party [Member]
Schedule of Accounts Receivable, Net [Line Items]
Related party		$ 632
Other		64
Total		$ 696